STOCK BENEFIT PLANS (Tables)	12 Months Ended
Jun. 30, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Information Related to Outstanding Options

	Officers’ and Employees’ Stock Options	Directors’ Stock Options	Weighted- Average Exercise Price
Outstanding, June 30, 2013	77,019	37,500	$16.20

Granted	—	—
Exercised	—	—
Forfeited	—	—

Outstanding, June 30, 2014	77,019	37,500	$16.20

Granted	—	—
Exercised	—	—
Forfeited	—	—

Outstanding, June 30, 2015	77,019	37,500	$16.20

Granted	—	—
Exercised	—	—
Forfeited	—	—

Outstanding, June 30, 2016	77,019	37,500	$16.20

Exercisable at year-end	77,019	37,500

Available for future grant	36,981	500

Schedule of ESOP Shares

	2016	2015
Allocated shares	240,936	254,482
Unallocated shares	127,535	131,110

Total ESOP shares	368,471	385,592

Fair value of ESOP shares	$4,104,767	$4,530,706